UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-05686

AIM Investment Securities Funds (Invesco Investment Securities Funds)

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Address of principal executive offices) (Zip code)

Sheri Morris

11 Greenway Plaza, Suite 1000

Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: September 30

Date of reporting period: 3/31/2020

Item 1. Reports to Stockholders.

Semiannual Report	3/31/2020

Invesco

Oppenheimer

Limited-Term

Government Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800 959 4246 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

Class A Shares

AVERAGE ANNUAL TOTAL RETURNS AT 3/31/20

	Class A Shares of the Fund
	Without Sales Charge	With Sales Charge	Bloomberg Barclays U.S. Government Bond Index	Bloomberg Barclays U.S. 1-3 Year Government Bond Index
6-Month	2.35%	-0.16%	7.24%	3.25%
1-Year	4.29	1.72	13.08	5.37
5-Year	1.54	1.03	3.63	1.84
10-Year	1.69	1.43	3.72	1.45

Performance quoted is past performance and cannot guarantee future results; current performance may be lower or higher. Visit invesco.com for the most recent month-end performance. Performance figures reflect reinvested distributions and changes in net asset value (NAV). Investment return and principal value will vary so that you may have a gain or a loss when you sell shares. Fund returns include changes in share price, reinvested distributions and a 2.50% maximum applicable sales charge except where “without sales charge” is indicated. Returns for periods of less than one year are cumulative and not annualized. As the result of a reorganization after the close of business on May 24, 2019, the returns of the Fund for periods on or prior to May 24, 2019 reflect performance of the Oppenheimer predecessor fund. Share class returns will differ from those of the predecessor fund because they have different expenses. Returns do not consider capital gains or income taxes on an individual’s investment. See Fund

2        INVESCO OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

prospectus and summary prospectus for more information on share classes, sales charges and new fee agreements, if any. Fund literature is available at invesco.com.

3        INVESCO OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

Top Allocations

PORTFOLIO ALLOCATION
Mortgage-Backed Obligations
Agency	65.5%
CMOs	2.1
Non-Agency	0.6
U.S. Government Obligations	18.7
Investment Companies	8.8
Asset-Backed Securities	3.3
Short-Term Notes	1.0

Holdings and allocations are subject to change and are not buy/sell recommendations. Percentages are as of March 31, 2020 and are based on total market value of investments.

For more current Fund holdings, please visit invesco.com.

4        INVESCO OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

Share Class Performance

AVERAGE ANNUAL TOTAL RETURNS WITHOUT SALES CHARGE AS OF 3/31/20

	Inception Date	6-Month	1-Year	5-Year	10-Year
Class A (OPGVX)	3/10/86	2.35	4.29	1.54	1.69
Class C (OLTCX)	2/1/95	1.94	3.46	0.73	0.88
Class R (OLTNX)	3/1/01	2.43	4.22	1.26	1.40
Class Y (OLTYX)	1/26/98	2.50	4.84	1.84	2.02
Class R5 (IOLRX)[1]	5/24/19	2.49	4.51	1.58	1.71
Class R6 (OLTIX)[2]	12/28/12	2.51	4.87	1.86	1.61[3]

AVERAGE ANNUAL TOTAL RETURNS WITH SALES CHARGE AS OF 3/31/20

	Inception Date	6-Month	1-Year	5-Year	10-Year
Class A (OPGVX)	3/10/86	-0.16	1.72	1.03	1.43
Class C (OLTCX)	2/1/95	0.94	2.46	0.73	0.88
Class R (OLTNX)	3/1/01	2.43	4.22	1.26	1.40
Class Y (OLTYX)	1/26/98	2.50	4.84	1.84	2.02
Class R5 (IOLRX)[1]	5/24/19	2.49	4.51	1.58	1.71
Class R6 (OLTIX)[2]	12/28/12	2.51	4.87	1.86	1.61[3]

1. Class R5 shares’ performance shown prior to the inception date is that of the predecessor fund’s Class A shares at net asset value (NAV) and includes the 12b-1 fees applicable to Class A shares. Class A shares’ performance reflects any applicable fee waivers and/or expense reimbursements.

2. Pursuant to the closing of the transaction described in the Notes to Financial Statements, after the close of business on May 24, 2019, Class I shares were reorganized as Class R6 shares.

3. Shows performance since inception.

Performance quoted is past performance and cannot guarantee future results; current performance may be lower or higher. Visit invesco.com for the most recent month-end performance. Performance figures reflect reinvested distributions and changes in net asset value (NAV). Investment return and principal value will vary so that you may have a gain or a loss when you sell shares. Performance shown at NAV does not include the applicable front-end sales charge, which would have reduced the performance. The current maximum initial sales charge for Class A shares is 2.50%, and the contingent deferred sales charge for Class C shares is 1% for the 1-year period. Class R, Class Y, Class R5 and Class R6 shares have no sales charge; therefore, performance is at NAV. Effective after the close of business on May 24, 2019, Class A, Class C, Class R, Class Y, and Class I shares of the predecessor fund were reorganized into Class A, Class C, Class R, Class Y, and Class R6 shares, respectively, of the Fund. Class R5 shares’ performance shown prior to the inception date is that of the predecessor fund’s Class A shares at NAV and includes the 12b-1 fees applicable to Class A shares. Class A shares’ performance reflects any applicable fee waivers and/or expense reimbursements. Returns shown for Class A, Class C, Class R, Class Y, Class R5, and Class R6 shares are blended returns of the predecessor fund and the Fund. Share class returns will differ from those of the predecessor fund because of different expenses. See Fund

5        INVESCO OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

prospectuses and summary prospectuses for more information on share classes, sales charges and new fee agreements, if any. Fund literature is available at invesco.com.

The Fund’s performance is compared to the performance of the Bloomberg Barclays U.S. Government Bond Index and the Bloomberg Barclays U.S. 1-3 Year Government Bond Index. The Bloomberg Barclays U.S. Government Bond Index is a market-weighted index of U.S. government securities with maturities of 1 year or more. The Bloomberg Barclays U.S. 1-3 Year Government Bond Index is an index of U.S. Government securities with maturities of 1 to 3 years. The indices are unmanaged and cannot be purchased directly by investors. While index comparisons may be useful to provide a benchmark for the Fund’s performance, it must be noted that the Fund’s investments are not limited to the investments comprising the indices. Index performance includes reinvestment of income, but does not reflect transaction costs, fees, expenses or taxes. Index performance is shown for illustrative purposes only as a benchmark for the Fund’s performance, and does not predict or depict performance of the Fund. The Fund’s performance reflects the effects of the Fund’s business and operating expenses.

Before investing, investors should carefully read the prospectus and/or summary prospectus and carefully consider the investment objectives, risks, charges and expenses. For this and more complete information about the fund(s), investors should ask their advisors for a prospectus/summary prospectus or visit invesco. com/fundprospectus.

Shares of Invesco funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

6        INVESCO OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

Fund Expenses

Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and/or contingent deferred sales charges on redemptions; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended March 31, 2020.

Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During 6 Months Ended March 31, 2020” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

7        INVESCO OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

Actual	Beginning Account Value October 1, 2019	Ending Account Value March 31, 2020	Expenses Paid During 6 Months Ended March 31, 2020
Class A	$1,000.00	$1,023.50	$4.06
Class C	1,000.00	1,019.40	8.11
Class R	1,000.00	1,024.30	5.58
Class Y	1,000.00	1,025.00	2.53
Class R5	1,000.00	1,024.90	2.48
Class R6	1,000.00	1,025.10	2.33

Hypothetical
(5% return before expenses)
Class A	1,000.00	1,021.00	4.05
Class C	1,000.00	1,017.00	8.10
Class R	1,000.00	1,019.50	5.57
Class Y	1,000.00	1,022.50	2.53
Class R5	1,000.00	1,022.55	2.48
Class R6	1,000.00	1,022.70	2.33

Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated funds, based on the 6-month period ended March 31, 2020 are as follows:

Class	Expense Ratios
Class A	0.80%
Class C	1.60
Class R	1.10
Class Y	0.50
Class R5	0.49
Class R6	0.46

The expense ratios reflect voluntary and/or contractual waivers and/or reimbursements of expenses by the Fund’s Adviser. Some of these undertakings may be modified or terminated at any time, as indicated in the Fund’s prospectus. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

8        INVESCO OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

SCHEDULE OF INVESTMENTS March 31, 2020 Unaudited

	Principal Amount	Value

Asset-Backed Securities—5.0%

American Credit Acceptance Receivables Trust:
Series 2017-4, Cl. D, 3.57%, 1/10/24[1]	$1,245,000	$1,243,041
Series 2019-1, Cl. C, 3.50%, 4/14/25[1]	1,830,000	1,791,769
Series 2019-2, Cl. D, 3.41%, 6/12/25[1]	1,165,000	1,008,148

AmeriCredit Automobile Receivables Trust:
Series 2019-2, Cl. D, 2.99%, 6/18/25	2,215,000	2,175,657
Series 2019-3, Cl. D, 2.58%, 9/18/25	1,055,000	1,000,836

CarMax Auto Owner Trust:
Series 2017-1, Cl. D, 3.43%, 7/17/23	1,870,000	1,880,814
Series 2017-4, Cl. D, 3.30%, 5/15/24	3,590,000	3,556,055
Series 2018-1, Cl. D, 3.37%, 7/15/24	1,925,000	1,783,327

CCG Receivables Trust:
Series 2018-1, Cl. C, 3.42%, 6/16/25[1]	190,000	190,450
Series 2019-1, Cl. B, 3.22%, 9/14/26[1]	1,400,000	1,405,604
Series 2019-1, Cl. C, 3.57%, 9/14/26[1]	340,000	341,774
Series 2019-2, Cl. C, 2.89%, 3/15/27[1]	405,000	399,058

Dell Equipment Finance Trust, Series 2019-2, Cl. D, 2.48%, 4/22/25[1]	875,000	862,511

Drive Auto Receivables Trust:
Series 2018-3, Cl. D, 4.30%, 9/16/24	1,650,000	1,639,646
Series 2019-1, Cl. D, 4.09%, 6/15/26	2,410,000	2,396,222
Series 2019-2, Cl. D, 3.69%, 8/17/26	2,565,000	2,471,671
Series 2019-3, Cl. D, 3.18%, 10/15/26	2,750,000	2,657,910

DT Auto Owner Trust:
Series 2016-4A, Cl. E, 6.49%, 9/15/23[1]	2,600,000	2,582,672
Series 2019-1A, Cl. D, 3.87%, 11/15/24[1]	1,790,000	1,770,113
Series 2019-2A, Cl. D, 3.48%, 2/18/25[1]	970,000	806,155
Series 2019-3A, Cl. D, 2.96%, 4/15/25[1]	570,000	551,840
Series 2019-4A, Cl. D, 2.85%, 7/15/25[1]	1,830,000	1,794,550

Exeter Automobile Receivables Trust, Series 2019-1A, Cl. D, 4.13%, 12/16/24[1]	2,530,000	2,286,818

GM Financial Automobile Leasing Trust, Series 2019-1, Cl. D, 3.95%, 5/22/23	2,715,000	2,745,670

Progress Residential 2020-SFR1 Trust, Series 2020-SFR1, Cl. C, 2.183%, 4/17/37[1]	2,500,000	2,265,363

Santander Drive Auto Receivables Trust:
Series 2018-1, Cl. D, 3.32%, 3/15/24	810,000	786,205
Series 2019-1, Cl. D, 3.65%, 4/15/25	2,680,000	2,538,954
Series 2019-2, Cl. D, 3.22%, 7/15/25	1,610,000	1,593,214
Series 2019-3, Cl. D, 2.68%, 10/15/25	1,280,000	1,223,644

Sapphire Aviation Finance II Ltd., Series 2020-1A, Cl. B, 4.335%, 3/15/40[1]	4,000,000	2,241,788

Westlake Automobile Receivables Trust, Series 2018-3A, Cl. D, 4.00%, 10/16/23[1]	3,000,000	3,000,820

Total Asset-Backed Securities (Cost $56,434,927)		52,992,299

9        INVESCO OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Mortgage-Backed Obligations—104.3%

Agency—100.2%

U.S. Agency Securities—100.2%

Federal Home Loan Mortgage Corp. Gold Pool:
4.00%, 5/1/27-12/1/45	$9,513,389	$10,335,347
5.50%, 1/1/24-9/1/24	776,115	801,482
6.00%, 10/1/22-10/1/29	573,664	642,906
6.50%, 4/1/21-4/1/34	727,685	819,578
7.00%, 10/1/31-10/1/37	355,872	414,826
7.50%, 1/1/32-8/1/37	8,842,621	10,393,046
8.50%, 3/1/31	18,690	21,606
9.00%, 8/1/22-5/1/25	9,606	10,521

Federal Home Loan Mortgage Corp. Pool:
3.00%, 12/1/34-2/1/50	33,670,897	35,441,256
3.00%, 9/1/49-1/1/50[2]	15,047,836	15,919,568
3.50%, 11/1/49	3,042,915	3,314,564
4.00%, 11/1/49[2]	4,994,005	5,511,080

Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed Security:
Series 192, Cl. IO, 99.999%, 2/1/28[3]	60,481	9,304
Series 205, Cl. IO, 78.684%, 9/1/29[3]	436,050	81,602
Series 206, Cl. IO, 99.999%, 12/15/29[3]	29,655	5,926
Series 243, Cl. 6, 1.847%, 12/15/32[3]	152,610	25,977
Series 304, Cl. C31, 7.652%, 12/15/27[3]	659,515	36,567
Series 304, Cl. C45, 7.607%, 12/15/27[3]	486,460	26,007
Series 304, Cl. C47, 4.968%, 12/15/27[3]	294,637	16,069

Federal Home Loan Mortgage Corp., Mtg.-Linked Amortizing Global Debt Securities, Series 2012-1, Cl. A10, 2.06%, 1/15/22	29,802,120	30,508,827

Federal Home Loan Mortgage Corp., Multiclass Mortgage Securities, Series 43, Cl. PH, 6.50%, 10/17/24	233,886	251,531

Federal Home Loan Mortgage Corp., Multifamily Structured Pass-Through Certificates:
Series K027, Cl. A2, 2.637%, 1/25/23	3,500,000	3,639,258
Series K029, Cl. A2, 3.32%, 2/25/23	4,500,000	4,770,771
Series K040, Cl. A1, 2.768%, 4/25/24	10,647,236	11,189,204
Series K041, Cl. A1, 2.72%, 8/25/24	8,131,296	8,489,431
Series K042, Cl. A1, 2.267%, 6/25/24	4,123,634	4,257,962
Series K043, Cl. A1, 2.532%, 10/25/23	5,667,242	5,852,872
Series K044, Cl. A1, 2.321%, 3/25/24	10,293,325	10,628,603
Series K045, Cl. A1, 2.493%, 11/25/24	9,308,044	9,717,682
Series K046, Cl. A1, 2.697%, 1/25/25	7,802,553	8,174,577
Series K047, Cl. A1, 2.827%, 12/25/24	8,877,907	9,335,306
Series K048, Cl. A1, 2.689%, 12/25/24	7,802,871	8,183,990
Series K053, Cl. A1, 2.548%, 2/25/25	2,199,278	2,305,958
Series KI01, Cl. A, 1.675% [US0001M+16], 9/25/22[4]	302,192	297,467
Series KI02, Cl. A, 1.715% [US0001M+20], 2/25/23[4]	1,755,724	1,729,136

Federal Home Loan Mortgage Corp., Multifamily Structured Pass-Through Certificates, Interest-Only Stripped Mtg.- Backed Security:
Series K051, Cl. X1, 0.00%, 9/25/25[3,5]	62,727,172	1,597,435
Series K734, Cl. X1, 0.00%, 2/25/26[3,5]	16,990,787	553,937
Series KC02, Cl. X1, 0.00%, 3/25/24[3,5]	253,965,932	3,507,930

10        INVESCO OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

	Principal Amount	Value

U.S. Agency Securities (Continued)

Federal Home Loan Mortgage Corp., Principal-Only Stripped Mtg.-Backed Security:
Series 216, Cl. PO, 13.652%, 12/1/31[6]	$99,091	$93,714
Series 219, Cl. PO, 13.742%, 3/1/32[6]	298,528	274,075

Federal Home Loan Mortgage Corp., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Series 1095, Cl. D, 1.355% [US0001M+65], 6/15/21[4]	11	11
Series 1695, Cl. F, 2.406% [D11COF +137], 3/15/24[4]	227,559	231,613
Series 2035, Cl. PC, 6.95%, 3/15/28	254,288	288,974
Series 2084, Cl. ZC, 6.50%, 8/15/28	131,888	148,565
Series 2116, Cl. ZA, 6.00%, 1/15/29	156,164	174,576
Series 2122, Cl. FD, 1.055% [US0001M+35], 2/15/29[4]	206,373	205,610
Series 2132, Cl. FN, 2.256% [US0001M+90], 3/15/29[4]	236,882	238,628
Series 2148, Cl. ZA, 6.00%, 4/15/29	245,885	278,514
Series 2195, Cl. LH, 6.50%, 10/15/29	458,858	526,127
Series 2220, Cl. PD, 8.00%, 3/15/30	94,269	113,850
Series 2281, Cl. Z, 6.50%, 2/15/31	634,508	704,811
Series 2319, Cl. BZ, 6.50%, 5/15/31	888,178	992,182
Series 2326, Cl. ZP, 6.50%, 6/15/31	190,834	218,865
Series 2344, Cl. FP, 1.655% [US0001M+95], 8/15/31[4]	157,521	160,078
Series 2392, Cl. FB, 1.305% [US0001M+60], 1/15/29[4]	40,349	40,420
Series 2396, Cl. FE, 1.305% [US0001M+60], 12/15/31[4]	95,135	93,135
Series 2401, Cl. FA, 1.355% [US0001M+65], 7/15/29[4]	58,104	58,288
Series 2427, Cl. ZM, 6.50%, 3/15/32	45,835	54,297
Series 2464, Cl. FI, 1.705% [US0001M+100], 2/15/32[4]	90,690	92,340
Series 2470, Cl. LF, 1.705% [US0001M+100], 2/15/32[4]	92,783	94,472
Series 2471, Cl. FD, 1.705% [US0001M+100], 3/15/32[4]	131,062	133,439
Series 2481, Cl. AF, 1.255% [US0001M+55], 3/15/32[4]	76,552	76,641
Series 2500, Cl. FD, 1.205% [US0001M+50], 3/15/32[4]	145,471	145,665
Series 2504, Cl. FP, 1.205% [US0001M+50], 3/15/32[4]	149,016	148,812
Series 2526, Cl. FE, 1.105% [US0001M+40], 6/15/29[4]	153,624	153,070
Series 2530, Cl. FD, 1.205% [US0001M+50], 2/15/32[4]	180,820	180,569
Series 2538, Cl. F, 1.305% [US0001M+60], 12/15/32[4]	18,576	18,630
Series 2550, Cl. FI, 1.055% [US0001M+35], 11/15/32[4]	14,642	14,559
Series 2551, Cl. FD, 1.105% [US0001M+40], 1/15/33[4]	147,789	147,097
Series 2635, Cl. AG, 3.50%, 5/15/32	941,526	1,007,205
Series 2676, Cl. KY, 5.00%, 9/15/23	263,334	276,537
Series 3025, Cl. SJ, 22.166% [-3.667 x US0001M+2,475], 8/15/35[4]	45,757	77,227
Series 3342, Cl. FT, 1.155% [US0001M+45], 7/15/37[4]	164,310	163,188
Series 3581, Cl. B, 4.00%, 10/15/24	534,994	558,247
Series 3645, Cl. EH, 3.00%, 12/15/20	17,664	17,673
Series 3738, Cl. BP, 4.00%, 12/15/38	2,259,936	2,318,262
Series 3753, Cl. AS, 3.50%, 11/15/25	535,289	564,040
Series 3762, Cl. BH, 2.50%, 5/15/25	1,386,325	1,410,858
Series 3800, Cl. CD, 3.10%, 3/15/25	471,613	474,048
Series 3822, Cl. JA, 5.00%, 6/15/40	14,751	14,868
Series 3857, Cl. GL, 3.00%, 5/15/40	1,282,661	1,329,938
Series 3887, Cl. NC, 3.00%, 7/15/26	313,558	324,922
Series 3917, Cl. BA, 4.00%, 6/15/38	345,036	376,304
Series 3935, Cl. NA, 3.50%, 10/15/26	909,634	939,586

11        INVESCO OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

U.S. Agency Securities (Continued)

Federal Home Loan Mortgage Corp., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates: (Continued)
Series 3974, Cl. C, 3.00%, 1/15/26	$5,883,028	$6,003,884
Series 4012, Cl. KE, 3.00%, 7/15/39	1,623,712	1,667,716
Series 4016, Cl. AB, 2.00%, 9/15/25	2,016,961	2,025,719
Series 4109, Cl. KD, 3.00%, 5/15/32	41,422	41,481
Series 4113, Cl. JH, 3.00%, 7/15/39	1,007,585	1,034,228
Series 4221, Cl. HJ, 1.50%, 7/15/23	3,595,818	3,626,381
Series 4285, Cl. BA, 2.00%, 12/15/23	799,929	814,654
Series 4316, Cl. FY, 1.105% [US0001M+40], 11/15/39[4]	469,815	469,672
Series 4368, Cl. BE, 2.50%, 5/15/31	926,664	944,185
Series 4399, Cl. A, 2.50%, 7/15/24	2,173	2,179
Series 4446, Cl. PL, 2.50%, 7/15/38	2,004,395	2,083,636
Series 4459, Cl. ND, 5.50%, 4/15/25	3,276	3,314
Series 4823, Cl. DA, 4.00%, 7/15/42	402,114	410,626

Federal Home Loan Mortgage Corp., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Interest-Only Stripped Mtg.-Backed Security:
Series 2074, Cl. S, 99.999%, 7/17/28[3]	67,590	6,525
Series 2079, Cl. S, 99.999%, 7/17/28[3]	134,540	15,800
Series 2493, Cl. S, 52.513%, 9/15/29[3]	115,703	21,799
Series 2526, Cl. SE, 96.378%, 6/15/29[3]	212,250	42,158
Series 2795, Cl. SH, 99.999%, 3/15/24[3]	948,247	81,708
Series 2796, Cl. SD, 99.999%, 7/15/26[3]	48,814	6,262
Series 2920, Cl. S, 36.633%, 1/15/35[3]	1,279,489	238,881
Series 3397, Cl. GS, 5.726%, 12/15/37[3]	27,722	6,324
Series 3424, Cl. EI, 0.00%, 4/15/38[3,5]	44,569	7,884
Series 3450, Cl. BI, 29.444%, 5/15/38[3]	1,476,301	298,105
Series 3606, Cl. SN, 30.224%, 12/15/39[3]	370,401	67,556
Series 4057, Cl. QI, 4.142%, 6/15/27[3]	2,003,406	117,564
Series 4111, Cl. BI, 8.327%, 9/15/27[3]	6,045,160	423,920
Series 4136, Cl. MI, 2.73%, 11/15/27[3]	2,425,184	173,534
Series 4146, Cl. AI, 7.696%, 12/15/27[3]	840,702	50,671
Series 4205, Cl. AI, 6.836%, 5/15/28[3]	565,206	29,890
Series 4316, Cl. JS, 0.00%, 1/15/44[3,5]	899,258	93,988
Series 4818, Cl. BI, 1.202%, 3/15/45[3]	938,950	57,218

Federal Home Loan Mortgage Corp., Stripped Mtg.-Backed Security, Series 237, Cl. F16, 1.205% [US0001M+50], 5/15/36[4]	1,171,953	1,181,761

Federal National Mortgage Assn. Pool:
2.00%, 3/1/23	2,061,484	2,127,659
2.50%, 3/1/35	9,000,000	9,387,461
3.00%, 11/1/30-10/1/49	48,839,598	51,450,752
3.00%, 3/1/50[2]	12,000,000	12,601,812
3.50%, 8/1/40-1/1/50	26,295,256	28,041,420
3.59%, 10/1/28	9,586,000	11,092,662
3.79%, 11/1/28	10,962,000	12,779,675
4.00%, 3/1/31-3/1/50	22,636,234	24,074,206
4.00%, 9/1/43-6/1/47[2]	29,271,362	32,166,420
4.26%, 7/1/21	2,719,639	2,786,811
4.50%, 6/1/20-1/1/27	1,232,713	1,294,743

12        INVESCO OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

	Principal Amount	Value

U.S. Agency Securities (Continued)

Federal National Mortgage Assn. Pool: (Continued)
5.00%, 8/1/20-3/1/25	$1,171,220	$1,234,369
5.50%, 9/1/21-9/1/25	6,626,050	6,828,642
6.00%, 1/1/21-2/1/40	7,683,717	8,106,787
6.50%, 5/1/28-1/1/34	2,916,334	3,279,841
7.00%, 1/1/30-1/1/36	2,423,688	2,843,817
7.50%, 2/1/27-8/1/33	3,533,838	4,176,914
8.50%, 7/1/32	11,555	11,687
9.50%, 11/1/21	3	3

Federal National Mortgage Assn., Alternative Credit Enhancement Securities:
Series 2016-M5, Cl. A1, 2.073%, 4/25/26	1,042,876	1,074,752
Series 2017-M13, Cl. FA, 2.06% [US0001M+40], 10/25/24[4]	2,094,473	2,095,092

Federal National Mortgage Assn., Alternative Credit Enhancement Securities, Interest-Only Stripped Mtg.-Backed Security, Series 2012-M18, Cl. X, 0.00%, 12/25/22[3,5]	113,603,823	649,314

Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Series 221, Cl. 2, 0.00%, 5/25/23[3,7]	170,229	13,998
Series 254, Cl. 2, 99.999%, 1/25/24[3]	264,387	25,602
Series 294, Cl. 2, 99.999%, 2/25/28[3]	462,569	78,189
Series 301, Cl. 2, 32.494%, 4/25/29[3]	168,590	30,708
Series 321, Cl. 2, 58.532%, 4/25/32[3]	1,143,951	272,523
Series 324, Cl. 2, 28.076%, 7/25/32[3]	356,377	71,193
Series 331, Cl. 10, 23.116%, 2/25/33[3]	575,972	115,315
Series 331, Cl. 4, 5.496%, 2/25/33[3]	394,957	72,317
Series 331, Cl. 5, 26.332%, 2/25/33[3]	618,535	125,549
Series 331, Cl. 6, 13.332%, 2/25/33[3]	622,379	113,324
Series 334, Cl. 10, 22.902%, 2/25/33[3]	238,104	48,550
Series 339, Cl. 15, 18.675%, 10/25/33[3]	204,093	41,581
Series 339, Cl. 7, 0.00%, 11/25/33[3,5]	402,025	79,092
Series 351, Cl. 8, 0.00%, 4/25/34[3,5]	416,377	79,636
Series 356, Cl. 10, 0.00%, 6/25/35[3,5]	297,865	51,502
Series 356, Cl. 12, 0.00%, 2/25/35[3,5]	147,235	27,082
Series 362, Cl. 13, 0.00%, 8/25/35[3,5]	430,618	95,713
Series 364, Cl. 15, 0.00%, 9/25/35[3,5]	232,298	41,536

Federal National Mortgage Assn., Principal-Only Stripped Mtg.-Backed Security, Series 327, Cl. 1, 11.35%, 9/25/32[6]	76,511	71,251

Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Series 1991-109, Cl. Z, 8.50%, 9/25/21	974	993
Series 1997-16, Cl. PD, 7.00%, 3/18/27	349,794	389,523
Series 1998-59, Cl. Z, 6.50%, 10/25/28	39,297	45,296
Series 1999-54, Cl. LH, 6.50%, 11/25/29	211,021	240,188
Series 2001-69, Cl. PF, 1.947% [US0001M+100], 12/25/31[4]	209,944	213,697
Series 2002-29, Cl. F, 1.947% [US0001M+100], 4/25/32[4]	96,651	98,421
Series 2002-39, Cl. FD, 1.612% [US0001M+100], 3/18/32[4]	222,427	227,883
Series 2002-52, Cl. FD, 1.447% [US0001M+50], 9/25/32[4]	185,429	185,307
Series 2002-53, Cl. FY, 1.447% [US0001M+50], 8/25/32[4]	112,248	112,170
Series 2002-64, Cl. FJ, 1.947% [US0001M+100], 4/25/32[4]	29,786	30,332
Series 2002-65, Cl. FB, 1.947% [US0001M+100], 7/25/32[4]	171,195	174,374
Series 2002-68, Cl. FH, 1.112% [US0001M+50], 10/18/32[4]	61,213	61,137

13        INVESCO OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

U.S. Agency Securities (Continued)

Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates: (Continued)
Series 2002-77, Cl. TF, 1.612% [US0001M+100], 12/18/32[4]	$357,093	$363,555
Series 2002-82, Cl. FE, 1.947% [US0001M+100], 12/25/32[4]	161,527	164,538
Series 2002-90, Cl. FJ, 1.447% [US0001M+50], 9/25/32[4]	63,307	62,426
Series 2002-90, Cl. FM, 1.447% [US0001M+50], 9/25/32[4]	60,872	60,832
Series 2003-116, Cl. FA, 1.347% [US0001M+40], 11/25/33[4]	106,267	105,632
Series 2003-130, Cl. CS, 12.207% [-2 x US0001M+1,410], 12/25/33[4]	16,623	17,259
Series 2003-21, Cl. FK, 1.347% [US0001M+40], 3/25/33[4]	9,862	9,817
Series 2004-72, Cl. FB, 1.447% [US0001M+50], 9/25/34[4]	1,045,436	1,040,316
Series 2005-109, Cl. AH, 5.50%, 12/25/25	1,296,008	1,360,128
Series 2005-45, Cl. XA, 1.287% [US0001M+34], 6/25/35[4]	1,535,603	1,515,760
Series 2005-67, Cl. BF, 1.297% [US0001M+35], 8/25/35[4]	519,275	516,375
Series 2005-85, Cl. FA, 1.297% [US0001M+35], 10/25/35[4]	1,035,790	1,026,853
Series 2006-11, Cl. PS, 21.096% [-3.667 x US0001M+2,456.67], 3/25/36[4]	224,226	380,158
Series 2006-46, Cl. SW, 20.728% [-3.667 x US0001M+2,419.92], 6/25/36[4]	174,496	288,669
Series 2006-50, Cl. KS, 20.729% [-3.667 x US0001M+2,420], 6/25/36[4]	122,283	199,400
Series 2006-50, Cl. SK, 20.729% [-3.667 x US0001M+2,420], 6/25/36[4]	51,461	89,655
Series 2007-113, Cl. DB, 4.50%, 12/25/22	13,094	13,120
Series 2007-79, Cl. FA, 1.397% [US0001M+45], 8/25/37[4]	388,180	385,046
Series 2008-14, Cl. BA, 4.25%, 3/25/23	15	15
Series 2008-15, Cl. JN, 4.50%, 2/25/23	5,609	5,625
Series 2008-24, Cl. DY, 5.00%, 4/25/23	106	107
Series 2008-77, Cl. EB, 4.50%, 9/25/23	3,300	3,302
Series 2009-113, Cl. DB, 3.00%, 12/25/20	8,620	8,635
Series 2009-36, Cl. FA, 1.887% [US0001M+94], 6/25/37[4]	953,666	962,752
Series 2010-115, Cl. NA, 2.75%, 1/25/39	3,021,460	3,062,496
Series 2010-137, Cl. CJ, 2.50%, 12/25/25	2,079,722	2,142,699
Series 2010-43, Cl. KG, 3.00%, 1/25/21	5,080	5,096
Series 2010-99, Cl. DP, 3.00%, 8/25/39	64,545	64,508
Series 2011-104, Cl. MA, 2.50%, 10/25/26	233,994	240,681
Series 2011-146, Cl. BA, 3.00%, 12/25/25	542,048	551,727
Series 2011-15, Cl. DA, 4.00%, 3/25/41	502,218	541,956
Series 2011-3, Cl. EL, 3.00%, 5/25/20	490	490
Series 2011-3, Cl. KA, 5.00%, 4/25/40	790,178	839,757
Series 2011-44, Cl. B, 4.00%, 7/25/24	1,490,907	1,566,126
Series 2011-45, Cl. NG, 3.00%, 3/25/25	11,093	11,094
Series 2011-45, Cl. TE, 3.00%, 3/25/25	60,727	60,940
Series 2011-50, Cl. PA, 4.00%, 12/25/40	402,382	414,497
Series 2011-6, Cl. BA, 2.75%, 6/25/20	436	436
Series 2011-82, Cl. AD, 4.00%, 8/25/26	57,446	57,975
Series 2011-90, Cl. AL, 3.50%, 9/25/23	115,877	119,049
Series 2012-127, Cl. DH, 4.00%, 11/25/27	1,186,631	1,215,044
Series 2012-14, Cl. BA, 3.00%, 8/25/37	538,277	544,437

14        INVESCO OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

	Principal Amount	Value
U.S. Agency Securities (Continued)
Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
(Continued)
Series 2012-20, Cl. FD, 1.347% [US0001M+40], 3/25/42[4]	$307,340	$302,833
Series 2012-44, Cl. KD, 3.00%, 11/25/29	1,243,980	1,262,687
Series 2012-96, Cl. VA, 3.50%, 2/25/22	1,543,325	1,577,048
Series 2013-100, Cl. CA, 4.00%, 3/25/39	3,636,745	3,745,434
Series 2013-109, Cl. UG, 3.00%, 1/25/31	875,242	899,232
Series 2013-118, Cl. H, 3.00%, 5/25/37	1,316,036	1,360,173
Series 2013-22, Cl. JA, 3.50%, 3/25/43	235,869	237,738
Series 2014-66, Cl. QE, 2.00%, 1/25/40	3,051,260	3,057,778
Series 2014-85, Cl. LA, 3.00%, 5/25/31	1,699,977	1,731,748
Series 2015-61, Cl. PA, 2.00%, 5/25/44	2,054,888	2,105,598
Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Interest- Only Stripped Mtg.-Backed Security:
Series 2001-63, Cl. SD, 65.258%, 12/18/31[3]	143,517	26,367
Series 2001-68, Cl. SC, 63.617%, 11/25/31[3]	147,178	29,949
Series 2001-81, Cl. S, 41.192%, 1/25/32[3]	102,361	20,239
Series 2002-28, Cl. SA, 41.236%, 4/25/32[3]	109,792	22,715
Series 2002-38, Cl. SO, 69.67%, 4/25/32[3]	201,178	40,164
Series 2002-39, Cl. SD, 88.786%, 3/18/32[3]	215,871	49,386
Series 2002-48, Cl. S, 38.556%, 7/25/32[3]	160,407	34,508
Series 2002-52, Cl. SL, 38.61%, 9/25/32[3]	114,648	24,321
Series 2002-53, Cl. SK, 85.577%, 4/25/32[3]	125,956	29,521
Series 2002-56, Cl. SN, 37.346%, 7/25/32[3]	217,860	46,860
Series 2002-60, Cl. SM, 17.565%, 8/25/32[3]	269,952	48,754
Series 2002-77, Cl. IS, 79.862%, 12/18/32[3]	287,958	62,443
Series 2002-77, Cl. SH, 39.785%, 12/18/32[3]	136,452	23,095
Series 2002-9, Cl. MS, 42.961%, 3/25/32[3]	172,890	36,778
Series 2003-33, Cl. IA, 24.393%, 5/25/33[3]	33,370	7,833
Series 2003-33, Cl. SP, 28.50%, 5/25/33[3]	370,719	83,788
Series 2003-4, Cl. S, 27.799%, 2/25/33[3]	200,716	44,140
Series 2005-14, Cl. SE, 33.328%, 3/25/35[3]	1,555,871	289,139
Series 2005-40, Cl. SA, 49.74%, 5/25/35[3]	659,375	123,801
Series 2005-52, Cl. JH, 50.746%, 5/25/35[3]	336,984	53,122
Series 2005-63, Cl. SA, 24.641%, 10/25/31[3]	552,770	98,531
Series 2005-63, Cl. X, 52.864%, 10/25/31[3]	6,544	146
Series 2008-55, Cl. SA, 0.00%, 7/25/38[3,5]	3,761	621
Series 2009-8, Cl. BS, 0.00%, 2/25/24[3,5]	3,345	217
Series 2009-85, Cl. IO, 0.00%, 10/25/24[3,5]	26	0
Series 2011-96, Cl. SA, 16.824%, 10/25/41[3]	281,081	57,705
Series 2012-121, Cl. IB, 6.224%, 11/25/27[3]	865,007	49,732
Series 2012-134, Cl. SA, 4.323%, 12/25/42[3]	990,420	186,947
Series 2012-40, Cl. PI, 25.68%, 4/25/41[3]	134,552	13,693
Series 2013-2, Cl. IA, 5.466%, 2/25/43[3]	646,794	115,390
Series 2015-57, Cl. LI, 6.045%, 8/25/35[3]	2,063,129	259,042
Series 2016-45, Cl. MI, 7.758%, 7/25/46[3]	587,409	113,680
Series 2017-60, Cl. LI, 0.00%, 8/25/47[3,5]	1,376,297	89,254
Series 2017-66, Cl. AS, 9.489%, 9/25/47[3]	4,628,943	554,071
Series 2018-16, Cl. NI, 4.265%, 12/25/44[3]	469,553	27,895

15        INVESCO OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
U.S. Agency Securities (Continued)
Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Interest- Only Stripped Mtg.-Backed Security: (Continued)
Series 2018-69, Cl. CI, 0.00%, 10/25/46[3,5]	$578,880	$11,911
Federal National Mortgage Assn., TBA:
2.50%, 4/1/35-4/1/50[2]	250,210,000	259,457,175
3.00%, 4/1/50[2]	88,000,000	92,286,562
3.50%, 4/1/50[2]	13,535,000	14,319,078
FREMF Mortgage Trust:
Series 2013-K25, Cl. C, 3.619%, 11/25/45[1,8]	805,000	797,623
Series 2013-K26, Cl. C, 3.598%, 12/25/45[1,8]	550,000	544,311
Series 2014-K36, Cl. C, 4.364%, 12/25/46[1,8]	3,250,000	3,251,451
Series 2014-K38, Cl. C, 4.635%, 6/25/47[1,8]	5,250,000	5,253,600
Series 2014-K714, Cl. C, 3.91%, 1/25/47[1,8]	2,500,000	2,502,531
Series 2014-K715, Cl. C, 4.117%, 2/25/46[1,8]	2,205,000	2,212,185
Government National Mortgage Assn.:
Series 2010-169, Cl. CD, 3.00%, 12/16/25	427,141	446,865
Series 2011-61, Cl. CH, 3.50%, 11/16/40	11,396,503	11,897,808
Series 2011-82, Cl. PD, 3.50%, 4/20/40	1,545,190	1,581,451
Series 2012-13, Cl. VK, 3.50%, 1/20/25	2,583,906	2,651,102
Government National Mortgage Assn. I Pool:
6.50%, 1/15/24	15,310	16,815
7.00%, 1/15/28-8/15/29	165,003	183,694
7.50%, 6/15/28-8/15/28	192,360	196,743
8.00%, 9/15/28	5,261	5,283
Government National Mortgage Assn. II Pool:
3.00%, 2/20/50	4,955,317	5,276,385
7.00%, 1/20/30	14,956	17,574
Government National Mortgage Assn. II Pool, TBA, 3.50%, 4/1/50[2]	17,375,000	18,307,336
Government National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Series 2011-52, Cl. HS, 31.09%, 4/16/41[3]	2,276,828	409,111
Series 2017-136, Cl. LI, 4.101%, 9/16/47[3]	1,720,105	245,876
Series 2017-149, Cl. GS, 11.859%, 10/16/47[3]	1,893,884	297,922
Government National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Series 2003-92, Cl. CA, 4.771%, 7/17/33	321,022	334,388
Series 2014-167, Cl. WF, 2.11% [US0001M+45], 7/20/44[4]	936,132	923,795
Government National Mortgage Assn., TBA:
2.50%, 4/1/50[2]	44,000,000	45,990,313
3.00%, 4/1/50[2]	84,000,000	88,859,175
Vendee Mortgage Trust, Interest-Only Stripped Mtg.-Backed Security:
Series 1999-3, Cl. IO, 0.00%, 10/15/29[3,5]	8,136,736	395
Series 2001-3, Cl. IO, 0.00%, 10/15/31[3,5]	3,802,984	2,525
Series 2002-2, Cl. IO, 0.00%, 1/15/32[3,7]	9,705,932	13,369
Series 2002-3, Cl. IO, 0.00%, 8/15/32[3,5]	13,753,093	138,635
Series 2003-1, Cl. IO, 0.00%, 11/15/32[3,7]	19,600,175	72,282
		1,065,630,051

16        INVESCO OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

	Principal Amount	Value
CMOs—3.2%
Collateralized Mortgage Obligations—3.2%
Federal Home Loan Mortgage Corp., Multifamily Structured Pass Through
Certificates, Series K716, Cl. A2, 3.13%, 6/25/21	$1,998,361	$2,040,676
Federal Home Loan Mortgage Corp., Multifamily Structured Pass-Through Certificates:
Series K028, Cl. A2, 3.111%, 2/25/23	3,400,000	3,581,860
Series K030, Cl. A2, 3.25%, 4/25/23[8]	3,820,000	4,048,677
Series K033, Cl. A2, 3.06%, 7/25/23[8]	2,000,000	2,128,021
Series K034, Cl. A2, 3.531%, 7/25/23[8]	4,550,000	4,909,827
Series K035, Cl. A1, 2.615%, 3/25/23	3,574,797	3,655,029
Federal Home Loan Mortgage Corp., Multifamily Structured Pass-Through Certificates, Interest-Only Stripped Mtg.- Backed Security:
Series K093, Cl. X1, 0.00%, 5/25/29[3,5]	13,292,220	968,963
Series K735, Cl. X1, 0.00%, 5/25/26[3,5]	16,744,231	859,980
Federal Home Loan Mortgage Corp., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Series 3010, Cl. WB, 4.50%, 7/15/20	1,997	2,000
Series 3134, Cl. FA, 1.005% [US0001M+30], 3/15/36[4]	2,395,093	2,357,544
Series 3848, Cl. WL, 4.00%, 4/15/40	631,491	650,690
Federal Home Loan Mortgage Corp., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates,
Interest-Only Stripped Mtg.-Backed Security:
Series 2922, Cl. SE, 38.309%, 2/15/35[3]	221,866	41,199
Series 2981, Cl. AS, 10.538%, 5/15/35[3]	383,801	61,936
Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Series 2014-14, Cl. A, 3.50%, 2/25/37	442,908	449,236
Series 2014-20, Cl. HL, 1.50%, 1/25/40	3,788,419	3,819,668
Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Interest-
Only Stripped Mtg.-Backed Security:
Series 2002-52, Cl. SD, 91.513%, 9/25/32[3]	185,429	39,981
Series 2005-12, Cl. SC, 41.60%, 3/25/35[3]	99,911	17,161
FREMF Mortgage Trust, Series 2013-K27, Cl. C, 3.496%, 1/25/46[1,8]	850,000	838,405
Government National Mortgage Assn., Series 2019-69, Cl. UA, 7.149%, 11/20/33[8]	2,617,903	3,006,885
		33,477,738

Non-Agency—0.9%
Adjustable-Rate Mortgages—0.9%
Benchmark Mortgage Trust, Interest-Only Commercial Mtg. Pass-Through Certificates, Series 2018-B1, Cl. XA, 10.795%, 1/15/513	17,758,611	565,576
CD Mortgage Trust, Interest-Only Commercial Mtg. Pass-Through Certificates, Series 2017-CD6, Cl. XA, 12.637%, 11/13/503	7,658,992	372,526
Citigroup Commercial Mortgage Trust, Interest-Only Commercial Mtg. Pass-Through Certificates:
Series 2013-GC17, Cl. XA, 0.00%, 11/10/46[3,5]	5,350,415	167,300
Series 2017-C4, Cl. XA, 12.229%, 10/12/50[3]	20,373,196	1,146,504
Federal Home Loan Mortgage Corp., Multifamily Structured Pass-Through Certificates, Interest-Only Stripped Mtg.-Backed Security, Series KC03, Cl. X1, 0.00%, 11/25/24[3,5]	22,164,489	448,656
Federal Home Loan Mortgage Corp., STACR Trust, Series 2019-HRP1, Cl. M2, 2.347% [US0001M+140], 2/25/49[1,4]	495,000	420,644
GSR Mortgage Loan Trust, Series 2005-AR4, Cl. 6A1, 4.655%, 7/25/35[8]	322,998	278,922

17        INVESCO OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Adjustable-Rate Mortgages (Continued)
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Cl. 2A2, 4.562%, 4/21/34[8]	$217,913	$205,084
Morgan Stanley Capital I, Inc., Interest-Only Commercial Mtg. Pass-Through Certificates, Series 2017-HR2, Cl. XA, 10.819%, 12/15/503	6,749,272	323,718
RALI Trust:
Series 2006-QS13, Cl. 1A8, 6.00%, 9/25/36	57,292	48,287
Series 2007-QS6, Cl. A28, 5.75%, 4/25/37	778,160	667,898
Seasoned Loans Structured Transaction, Series 2019-1, Cl. A2, 3.50%, 5/25/29	2,000,000	2,143,654
STACR Trust, Series 2018-HRP2, Cl. M2, 2.197% [US0001M+125], 2/25/47[1,4]	1,643,203	1,563,638
UBS Commercial Mortgage Trust, Interest-Only Commercial Mtg. Pass- Through Certificates, Series 2017-C5, Cl. XA, 12.702%, 11/15/50[3]	12,971,894	685,338
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR10, Cl. A7, 4.183%, 10/25/33[8]	289,233	264,553
Wells Fargo Commercial Mortgage Trust, Interest-Only Commercial Mtg. Pass-Through Certificates, Series 2017-C42, Cl. XA, 10.617%, 12/15/50[3] 9,359,034		522,256
		9,824,554
Total Mortgage-Backed Obligations (Cost $1,085,289,721)		1,108,932,343

U.S. Government Obligations—28.5%
Federal Home Loan Mortgage Corp. Nts., 1.875%, 11/17/20	97,293,000	98,299,120
Federal National Mortgage Assn. Nts.:
1.375% Nts., 9/6/22	35,000,000	35,838,268
1.75% Nts., 7/2/24	75,000,000	78,490,478
1.875% Nts., 9/24/26	4,158,000	4,427,197
2.25% Nts., 4/12/22	5,000,000	5,183,704
2.625% Nts., 1/11/22	48,851,000	50,739,258
2.875% Nts., 9/12/23	28,000,000	30,290,760
Total U.S. Government Obligations (Cost $292,609,856)		303,268,785

Short-Term Note—1.6%
United States Treasury Bill, 1.522%, 4/30/20[9] (Cost $16,979,239)	17,000,000	16,999,281

	Shares
Investment Company—13.5%
Invesco Government & Agency Portfolio, Institutional Class, 0.43%[10] (Cost $143,829,653)	143,829,653	143,829,653
Total Investments, at Value (Cost $1,595,143,396)	152.9%	1,626,022,361
Net Other Assets (Liabilities)	(52.9)	(562,318,180)

Net Assets	100.0%	$1,063,704,181

Footnotes to Schedule of Investments

1. Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2020 was $41,926,862, which represented 3.94% of the Fund’s Net Assets.

18        INVESCO OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

Footnotes to Schedule of Investments (continued)

2. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end. See Note 1 of the accompanying Notes.

3. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $19,710,232 or 1.85% of the Fund’s net assets at period end.

4. Represents the current interest rate for a variable or increasing rate security, which may be fixed for a predetermined period. The interest rate is, or will be as of an established date, determined as [Referenced Rate + Basis-point spread].

5. Interest rate is less than 0.0005%.

6. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $439,040 or 0.04% of the Fund’s net assets at period end.

7. The current amortization rate of the security’s cost basis exceeds the future interest payments currently estimated to be received. Both the amortization rate and interest payments are contingent on future mortgage pre-payment speeds and are therefore subject to change.

8. This interest rate resets periodically. Interest rate shown reflects the rate in effect at period end. The rate on this variable rate security is not based on a published reference rate and spread but is determined by the issuer or agent based on current market conditions.

9. Zero coupon bond reflects effective yield on the original acquisition date.

10. The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of March 31, 2020.

Futures Contracts as of March 31, 2020

Description	Buy/Sell	Expiration Date	Number of Contracts	Notional Amount (000’s)	Value	Unrealized Appreciation/ (Depreciation)
United States Treasury Nts., 10 yr.	Sell	6/19/20	198	USD 27,307	$27,460,125	$(153,279)
United States Treasury Nts., 2 yr.	Buy	6/30/20	1,095	USD 239,106	241,319,179	2,213,601
United States Treasury Nts., 5 yr.	Sell	6/30/20	1,348	USD 165,745	168,984,438	(3,239,394)
United States Ultra Bonds	Sell	6/19/20	114	USD 25,336	25,293,750	41,824
United States, 10 yr. Ultra	Sell	6/19/20	139	USD 21,626	21,688,344	(62,242)
						$(1,199,490)

Glossary:

Definitions

CD	Certificate of Deposit
D11COF	Cost of Funds for the 11th District of San Francisco
ICE LIBOR	Intercontinental Exchange London Interbank Offered Rate

19        INVESCO OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Definitions (Continued)
US0001M	ICE LIBOR USD 1 Month

See accompanying Notes to Financial Statements.

20        INVESCO OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

STATEMENT OF ASSETS AND LIABILITIES March 31, 2020 Unaudited

Assets
Investments, at value—see accompanying schedule of investments:
Unaffiliated companies (cost $1,451,313,743)	$1,482,192,708
Affiliated companies (cost $143,829,653)	143,829,653

1,626,022,361
Receivables and other assets:
Investments sold	11,404,536
Variation margin receivable - futures contracts	7,363,078
Shares of beneficial interest sold	4,315,904
Interest, dividends and principal paydowns	3,922,810
Other	1,172,249

Total assets	1,654,200,938
Liabilities
Payables and other liabilities:
Investments purchased	588,143,238
Shares of beneficial interest redeemed	1,585,737
Transfer and shareholder servicing agent fees	231,818
Trustees’ compensation	166,727
Distribution and service plan fees	148,324
Shareholder communications	93,713
Dividends	86,167
Advisory fees	11,778
Administration fees	415
Other	28,840

Total liabilities	590,496,757
Net Assets	$1,063,704,181

Composition of Net Assets
Shares of beneficial interest	$1,090,929,875
Total accumulated loss	(27,225,694)

Net Assets	$1,063,704,181

21        INVESCO OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited / Continued

Net Asset Value Per Share
Class A Shares:

Net asset value and redemption price per share (based on net assets of $558,141,834 and 126,016,596 shares of beneficial interest outstanding)	$4.43

Maximum offering price per share (net asset value plus sales charge of 2.50% of offering price)	$4.54

Class C Shares:

Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $55,096,227 and 12,463,860 shares of beneficial interest outstanding)	$4.42

Class R Shares:

Net asset value, redemption price and offering price per share (based on net assets of $25,920,669 and 5,857,285 shares of beneficial interest outstanding)	$4.43

Class Y Shares:

Net asset value, redemption price and offering price per share (based on net assets of $254,278,268 and 57,305,565 shares of beneficial interest outstanding)	$4.44

Class R5 Shares:

Net asset value, redemption price and offering price per share (based on net assets of $10,163 and 2,294 shares of beneficial interest outstanding)	$4.43

Class R6 Shares:

Net asset value, redemption price and offering price per share (based on net assets of $170,257,020 and 38,459,569 shares of beneficial interest outstanding)	$4.43

See accompanying Notes to Financial Statements.

22        INVESCO OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

STATEMENT

OF OPERATIONS For the Six Months Ended March 31, 2020 Unaudited

Investment Income
Interest	$10,918,089
Dividends:
Affiliated companies	575,180

Total investment income	11,493,269
Expenses
Advisory fees	1,915,891
Administration fees	67,572
Distribution and service plan fees:
Class A	540,055
Class C	242,987
Class R	63,748
Transfer and shareholder servicing agent fees:
Class A	396,326
Class C	42,460
Class R	22,278
Class Y	155,416
Class R5	2
Class R6	9,345
Shareholder communications:
Class A	11,365
Class C	1,294
Class R	732
Class Y	3,671
Class R6	8,271
Trustees’ compensation	11,949
Custodian fees and expenses	10,890
Other	102,596

Total expenses	3,606,848
Less waivers and reimbursement of expenses	(327,159)

Net expenses	3,279,689
Net Investment Income	8,213,580

23        INVESCO OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

STATEMENT

OF OPERATIONS Unaudited / Continued

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions in unaffiliated companies	$943,381
Futures contracts	(4,681,406)

Net realized loss	(3,738,025)
Net change in unrealized appreciation/(depreciation) on:
Investment transactions in:
Unaffiliated companies	20,132,790
Affiliated companies	(1,335)
Futures contracts	(1,545,762)

Net change in unrealized appreciation/(depreciation)	18,585,693
Net Increase in Net Assets Resulting from Operations	$23,061,248

See accompanying Notes to Financial Statements.

24        INVESCO OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019
Operations
Net investment income	$8,213,580	$20,552,131
Net realized gain (loss)	(3,738,025)	1,401,053
Net change in unrealized appreciation/(depreciation)	18,585,693	19,546,480

Net increase in net assets resulting from operations	23,061,248	41,499,664
Dividends and/or Distributions to Shareholders
Distributions to shareholders from distributable earnings:
Class A	(6,400,162)	(10,028,869)
Class C	(497,780)	(1,476,276)
Class R	(322,976)	(540,772)
Class Y	(2,794,176)	(3,091,028)
Class R5	(157)	(74)
Class R6	(3,238,444)	(9,410,978)

Total distributions from distributable earnings	(13,253,695)	(24,547,997)
Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	100,464,359	33,962,597
Class C	4,773,609	(54,987,668)
Class R	(318,647)	112,608
Class Y	111,442,064	47,849,243
Class R5	—	10,000
Class R6	(152,567,638)	(77,000,958)

Total beneficial interest transactions	63,793,747	(50,054,178)
Net Assets
Total increase (decrease)	73,601,300	(33,102,511)
Beginning of period	990,102,881	1,023,205,392

End of period	$1,063,704,181	$990,102,881

See accompanying Notes to Financial Statements.

25        INVESCO OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

FINANCIAL HIGHLIGHTS

Class A	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015[1]

Per Share Operating Data
Net asset value, beginning of period	$4.39	$4.32	$4.42	$4.49	$4.52	$4.55
Income (loss) from investment operations:
Net investment income[2]	0.04	0.09	0.08	0.06	0.06	0.06
Net realized and unrealized gain (loss)	0.06	0.08	(0.09)	(0.05)	(0.02)	(0.00)[3]

Total from investment operations	0.10	0.17	(0.01)	0.01	0.04	0.06
Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.06)	(0.10)	(0.09)	(0.08)	(0.07)	(0.09)
Net asset value, end of period	$4.43	$4.39	$4.32	$4.42	$4.49	$4.52

Total Return, at Net Asset Value[4]	2.35%	4.07%	(0.12)%	0.21%	0.96%	1.26%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$558,142	$452,334	$411,340	$465,903	$545,793	$563,832
Average net assets (in thousands)	$454,769	$424,212	$433,988	$497,770	$556,423	$576,463
Ratios to average net assets:[5]
Net investment income	1.67%	1.97%	1.79%	1.41%	1.28%	1.42%
Expenses excluding specific expenses listed below	0.87%	0.88%	0.88%	0.92%	0.92%	0.91%
Interest and fees from borrowings	0.00%	0.00%[6]	0.00%[6]	0.00%[6]	0.00%[6]	0.00%[6]

Total expenses	0.87%[7]	0.88%[7]	0.88%[7]	0.92%[7]	0.92%	0.91%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%
Portfolio turnover rate[8,9]	13%	54%	75%	150%	211%	155%

26        INVESCO OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

1. On September 11, 2015, the Fund effected a 2 for 1 share split effectively increasing the number of outstanding shares for the Fund. The Fund’s holdings and total value of shareholders’ investments were unchanged. Per share data prior to this date has been restated to give effect to the share split.

2. Calculated based on the average shares outstanding during the period.

3. Less than $0.005 per share.

4. Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

5. Annualized for periods less than one full year.

6. Less than 0.005%.

7. Total expenses including indirect expenses from fund fees and expenses were as follows:

Six Months Ended March 31, 2020	0.88%
Year Ended September 30, 2019	0.88%
Year Ended September 30, 2018	0.88%
Year Ended September 30, 2017	0.92%

8. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions
Six Months Ended March 31, 2020	$1,083,833,317	$103,910,987
Year Ended September 30, 2019	$3,280,941,092	$3,363,914,598
Year Ended September 30, 2018	$3,795,892,034	$3,836,202,231
Year Ended September 30, 2017	$3,808,381,196	$3,786,725,701
Year Ended September 30, 2016	$2,885,579,349	$2,865,270,817
Year Ended September 30, 2015	$4,772,687,222	$4,772,841,445

9. Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

See accompanying Notes to Financial Statements.

27        INVESCO OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

FINANCIAL HIGHLIGHTS Continued

Class C	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015[1]

Per Share Operating Data
Net asset value, beginning of period	$4.38	$4.31	$4.41	$4.48	$4.51	$4.54
Income (loss) from investment operations:
Net investment income[2]	0.02	0.05	0.04	0.03	0.02	0.03
Net realized and unrealized gain (loss)	0.06	0.09	(0.08)	(0.06)	(0.01)	(0.01)

Total from investment operations	0.08	0.14	(0.04)	(0.03)	0.01	0.02
Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.04)	(0.07)	(0.06)	(0.04)	(0.04)	(0.05)
Net asset value, end of period	$4.42	$4.38	$4.31	$4.41	$4.48	$4.51

Total Return, at Net Asset Value[3]	1.94%	3.24%	(0.92)%	(0.60)%	0.15%	0.46%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$55,096	$49,821	$103,237	$128,748	$170,883	$177,216
Average net assets (in thousands)	$48,642	$88,723	$114,838	$147,398	$177,471	$181,572
Ratios to average net assets:[4]
Net investment income	0.87%	1.17%	0.99%	0.61%	0.48%	0.62%
Expenses excluding specific expenses listed below	1.63%	1.63%	1.64%	1.68%	1.67%	1.66%
Interest and fees from borrowings	0.00%	0.00%[5]	0.00%[5]	0.00%[5]	0.00%[5]	0.00%[5]

Total expenses	1.63%[6]	1.63%[6]	1.64%[6]	1.68%[6]	1.67%	1.66%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.60%	1.60%	1.60%	1.60%	1.60%	1.60%
Portfolio turnover rate[7,8]	13%	54%	75%	150%	211%	155%

28        INVESCO OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

1. On September 11, 2015, the Fund effected a 2 for 1 share split effectively increasing the number of outstanding shares for the Fund. The Fund’s holdings and total value of shareholders’ investments were unchanged. Per share data prior to this date has been restated to give effect to the share split.

2. Calculated based on the average shares outstanding during the period.

3. Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

4. Annualized for periods less than one full year.

5. Less than 0.005%.

6. Total expenses including indirect expenses from fund fees and expenses were as follows:

Six Months Ended March 31, 2020	1.64%
Year Ended September 30, 2019	1.63%
Year Ended September 30, 2018	1.64%
Year Ended September 30, 2017	1.68%

7. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions
Six Months Ended March 31, 2020	$1,083,833,317	$103,910,987
Year Ended September 30, 2019	$3,280,941,092	$3,363,914,598
Year Ended September 30, 2018	$3,795,892,034	$3,836,202,231
Year Ended September 30, 2017	$3,808,381,196	$3,786,725,701
Year Ended September 30, 2016	$2,885,579,349	$2,865,270,817
Year Ended September 30, 2015	$4,772,687,222	$4,772,841,445

8. Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

See accompanying Notes to Financial Statements.

29        INVESCO OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

FINANCIAL HIGHLIGHTS Continued

Class R	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015[1]

Per Share Operating Data
Net asset value, beginning of period	$4.38	$4.31	$4.41	$4.48	$4.51	$4.55
Income (loss) from investment operations:
Net investment income[2]	0.03	0.07	0.06	0.05	0.04	0.05
Net realized and unrealized gain (loss)	0.08	0.09	(0.08)	(0.05)	(0.01)	(0.01)

Total from investment operations	0.11	0.16	(0.02)	0.00	0.03	0.04
Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.06)	(0.09)	(0.08)	(0.07)	(0.06)	(0.08)
Net asset value, end of period	$4.43	$4.38	$4.31	$4.41	$4.48	$4.51

Total Return, at Net Asset Value[3]	2.43%	3.76%	(0.43)%	(0.10)%	0.65%	0.85%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$25,921	$26,006	$25,453	$25,258	$31,529	$30,218
Average net assets (in thousands)	$25,496	$26,098	$24,956	$27,649	$30,885	$31,657
Ratios to average net assets:[4]
Net investment income	1.37%	1.67%	1.49%	1.11%	0.97%	1.12%
Expenses excluding specific expenses listed below	1.13%	1.13%	1.13%	1.17%	1.17%	1.16%
Interest and fees from borrowings	0.00%	0.00%[5]	0.00%[5]	0.00%[5]	0.00%[4,5]	0.00%[4,5]

Total expenses	1.13%[6]	1.13%[6]	1.13%[6]	1.17%[6]	1.17%	1.16%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.10%	1.10%	1.10%	1.10%	1.10%	1.10%
Portfolio turnover rate[7,8]	13%	54%	75%	150%	211%	155%

30        INVESCO OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

1. On September 11, 2015, the Fund effected a 2 for 1 share split effectively increasing the number of outstanding shares for the Fund. The Fund’s holdings and total value of shareholders’ investments were unchanged. Per share data prior to this date has been restated to give effect to the share split.

2. Calculated based on the average shares outstanding during the period.

3. Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

4. Annualized for periods less than one full year.

5. Less than 0.005%.

6. Total expenses including indirect expenses from fund fees and expenses were as follows:

Six Months Ended March 31, 2020	1.14%
Year Ended September 30, 2019	1.13%
Year Ended September 30, 2018	1.13%
Year Ended September 30, 2017	1.17%

7. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions
Six Months Ended March 31, 2020	$1,083,833,317	$103,910,987
Year Ended September 30, 2019	$3,280,941,092	$3,363,914,598
Year Ended September 30, 2018	$3,795,892,034	$3,836,202,231
Year Ended September 30, 2017	$3,808,381,196	$3,786,725,701
Year Ended September 30, 2016	$2,885,579,349	$2,865,270,817
Year Ended September 30, 2015	$4,772,687,222	$4,772,841,445

8. Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

See accompanying Notes to Financial Statements.

31        INVESCO OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

FINANCIAL HIGHLIGHTS Continued

Class Y	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015[1]
Per Share Operating Data
Net asset value, beginning of period	$4.40	$4.32	$4.42	$4.50	$4.53	$4.56
Income (loss) from investment operations:
Net investment income[2]	0.04	0.10	0.09	0.08	0.07	0.08
Net realized and unrealized gain (loss)	0.07	0.10	(0.08)	(0.07)	(0.01)	(0.01)
Total from investment operations	0.11	0.20	0.01	0.01	0.06	0.07
Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.07)	(0.12)	(0.11)	(0.09)	(0.09)	(0.10)
Net asset value, end of period	$4.44	$4.40	$4.32	$4.42	$4.50	$4.53

Total Return, at Net Asset Value[3]	2.50%	4.62%	0.18%	0.29%	1.26%	1.57%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$254,278	$140,549	$90,594	$66,206	$51,914	$48,028
Average net assets (in thousands)	$179,008	$118,252	$80,120	$58,767	$57,294	$40,668
Ratios to average net assets:[4]
Net investment income	1.97%	2.27%	2.09%	1.73%	1.58%	1.72%
Expenses excluding specific expenses listed below	0.63%	0.64%	0.64%	0.68%	0.68%	0.66%
Interest and fees from borrowings	0.00%	0.00%[5]	0.00%[5]	0.00%[5]	0.00%[5]	0.00%[5]
Total expenses	0.63%[6]	0.64%[6]	0.64%[6]	0.68%[6]	0.68%	0.66%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Portfolio turnover rate[7,8]	13%	54%	75%	150%	211%	155%

32        INVESCO OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

1. On September 11, 2015, the Fund effected a 2 for 1 share split effectively increasing the number of outstanding shares for the Fund. The Fund’s holdings and total value of shareholders’ investments were unchanged. Per share data prior to this date has been restated to give effect to the share split.

2. Calculated based on the average shares outstanding during the period.

3. Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

4. Annualized for periods less than one full year.

5. Less than 0.005%.

6. Total expenses including indirect expenses from fund fees and expenses were as follows:

Six Months Ended March 31, 2020	0.64%
Year Ended September 30, 2019	0.64%
Year Ended September 30, 2018	0.64%
Year Ended September 30, 2017	0.68%

7. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions
Six Months Ended March 31, 2020	$1,083,833,317	$103,910,987
Year Ended September 30, 2019	$3,280,941,092	$3,363,914,598
Year Ended September 30, 2018	$3,795,892,034	$3,836,202,231
Year Ended September 30, 2017	$3,808,381,196	$3,786,725,701
Year Ended September 30, 2016	$2,885,579,349	$2,865,270,817
Year Ended September 30, 2015	$4,772,687,222	$4,772,841,445

8. Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

See accompanying Notes to Financial Statements.

33        INVESCO OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

FINANCIAL HIGHLIGHTS Continued

Class R5	Six Months Ended March 31, 2020 (Unaudited)	Period Ended September 30, 2019[1]

Per Share Operating Data
Net asset value, beginning of period	$4.39	$4.36
Income (loss) from investment operations:
Net investment income[2]	0.04	0.03
Net realized and unrealized gain	0.07	0.03
Total from investment operations	0.11	0.06
Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.07)	(0.03)
Net asset value, end of period	$4.43	$4.39

Total Return, at Net Asset Value[3]	2.49%	1.43%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$10	$10
Average net assets (in thousands)	$10	$10
Ratios to average net assets:[4]
Net investment income	1.97%	2.24%
Expenses excluding specific expenses listed below	0.50%	0.53%
Interest and fees from borrowings	0.00%	0.00%
Total expenses[5]	0.50%	0.53%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.49%	0.53%[6]
Portfolio turnover rate[7,8]	13%	54%

1. For the period from after the close of business on May 24, 2019 (inception of offering) to September 30, 2019.

2. Calculated based on the average shares outstanding during the period.

3. Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

4. Annualized for periods less than one full year.

5. Total expenses including indirect expenses from fund fees and expenses were as follows:

Six Months Ended March 31, 2020	0.51%
Period Ended September 30, 2019	0.53%

6. Waiver was less than 0.005%.

7. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions
Six Months Ended March 31, 2020	$1,083,833,317	$103,910,987
Period Ended September 30, 2019	$3,280,941,092	$3,363,914,598

8. Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

See accompanying Notes to Financial Statements.

34        INVESCO OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

Class R6	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015[1]

Per Share Operating Data
Net asset value, beginning of period	$4.39	$4.31	$4.41	$4.49	$4.52	$4.55
Income (loss) from investment operations:
Net investment income[2]	0.04	0.10	0.09	0.08	0.07	0.08
Net realized and unrealized gain (loss)	0.07	0.10	(0.08)	(0.07)	(0.01)	(0.01)
Total from investment operations	0.11	0.20	0.01	0.01	0.06	0.07
Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.07)	(0.12)	(0.11)	(0.09)	(0.09)	(0.10)
Net asset value, end of period	$4.43	$4.39	$4.31	$4.41	$4.49	$4.52

Total Return, at Net Asset Value[3]	2.51%	4.64%	0.19%	0.30%	1.28%	1.71%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$170,257	$321,383	$392,581	$361,508	$363,973	$358,985
Average net assets (in thousands)	$225,188	$349,486	$384,400	$363,396	$360,944	$447,250
Ratios to average net assets:[4]
Net investment income	2.00%	2.29%	2.11%	1.74%	1.59%	1.75%
Expenses excluding specific expenses listed below	0.47%	0.48%	0.49%	0.48%	0.48%	0.47%
Interest and fees from borrowings	0.00%	0.00%[5]	0.00%[5]	0.00%[5]	0.00%[5]	0.00%[5]
Total expenses	0.47%[6]	0.48%[6]	0.49%[6]	0.48%[6]	0.48%	0.47%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.46%	0.48%[7]	0.49%[7]	0.48%[7]	0.48%	0.47%
Portfolio turnover rate[8,9]	13%	54%	75%	150%	211%	155%

35        INVESCO OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

FINANCIAL HIGHLIGHTS Continued

1. On September 11, 2015, the Fund effected a 2 for 1 share split effectively increasing the number of outstanding shares for the Fund. The Fund’s holdings and total value of shareholders’ investments were unchanged. Per share data prior to this date has been restated to give effect to the share split.

2. Calculated based on the average shares outstanding during the period.

3. Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

4. Annualized for periods less than one full year.

5. Less than 0.005%.

6. Total expenses including indirect expenses from fund fees and expenses were as follows:

Six Months Ended March 31, 2020	0.48%
Year Ended September 30, 2019	0.48%
Year Ended September 30, 2018	0.49%
Year Ended September 30, 2017	0.48%

7. Waiver was less than 0.005%.

8. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions
Six Months Ended March 31, 2020	$1,083,833,317	$103,910,987
Year Ended September 30, 2019	$3,280,941,092	$3,363,914,598
Year Ended September 30, 2018	$3,795,892,034	$3,836,202,231
Year Ended September 30, 2017	$3,808,381,196	$3,786,725,701
Year Ended September 30, 2016	$2,885,579,349	$2,865,270,817
Year Ended September 30, 2015	$4,772,687,222	$4,772,841,445

9. Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

See accompanying Notes to Financial Statements.

36        INVESCO OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

NOTES TO FINANCIAL STATEMENTS March 31, 2020 Unaudited

Note 1 - Significant Accounting Policies

Invesco Oppenheimer Limited-Term Government Fund (the “Fund”) is a series portfolio of AIM Investment Securities Funds (Invesco Investment Securities Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of such Fund or each class.

The Fund’s investment objective is to seek to see income.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for ten years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the tenth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations - Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished

37        INVESCO OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

38        INVESCO OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment transactions reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and

39        INVESCO OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization.

D.

Distributions - Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from accounting principles generally accepted in the United States of America (“GAAP”), are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually or at other times as determined necessary by the Adviser.

The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.

E.

Federal Income Taxes -The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other

40        INVESCO OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.

Accounting Estimates - The financial statements are prepared on a basis in conformity with GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Futures Contracts - The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin

41        INVESCO OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
J.

Securities on a When-Issued or Delayed Delivery Basis - The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on the securities in connection with such transactions prior to the date the Fund actually takes delivery of the securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention on acquiring such securities, they may sell such securities prior to the settlement date.

K.

Dollar Rolls and Forward Commitment Transactions - The Fund may enter into dollar roll transactions to enhance the Fund’s performance. The Fund executes its dollar roll transactions in the to be announced (“TBA”) market whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by the sale of the security with a simultaneous agreement to repurchase at a future date.

The Fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. The Fund will segregate liquid assets in an amount equal to its dollar roll commitments. Dollar roll transactions involve the risk that a Counterparty to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Dollar roll transactions also involve the risk that the value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. Dollar roll transactions covered in this manner are not treated as senior securities for purposes of a Fund’s fundamental investment limitation on senior securities and borrowings.

L.

Other Risks - Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government.

M.

Leverage Risk - Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.

N.

Collateral - To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

42        INVESCO OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

Note 2 - Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Fee Schedule*
Up to $100 million	0.500%
Next $150 million	0.450
Next $250 million	0.425
Next $4.5 billion	0.400
Over $5 billion	0.380

*The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

For the six months ended March 31, 2020, the effective advisory fee rate incurred by the Fund was 0.41%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC, and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a Sub-Advisory Agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

The Adviser has contractually agreed, through May 31, 2021, to waive advisory fees and/ or reimburse expenses of all shares to the extent necessary to limit the total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 0.80%, 1.60%, 1.10%, 0.50%, 0.53% and 0.48%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause total annual fund operating expenses after fee waivers and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expenses on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on May 31, 2021. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

Further, the Adviser has contractually agreed, through at least June 30, 2021, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of

43        INVESCO OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

uninvested cash in such affiliated money market funds.

For the six months ended March 31, 2020, the Adviser waived advisory fees of $37,414 and reimbursed fund expenses of $159,733, $7,978, $4,227, and $117,807 for Class A, Class C, Class R, and Class Y, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended March 31, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Administration fees. Additionally, Invesco has entered into service agreements whereby Citibank, N.A., serves as custodian to the Fund.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended March 31, 2020, expenses incurred under these agreements are shown in the Statement of Operations as Transfer and shareholder servicing agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively the “Plan”). The Fund, pursuant to the Class A Plan, reimbursed IDI in an amount up to an annual rate of 0.25% of the average daily net assets of Class A shares. The Fund pursuant to the Class C and Class R Plan, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund plans. For the six months ended March 31, 2020, expenses incurred under the plans are shown in the Statement of Operations as Distribution and service plan fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended March 31, 2020, IDI advised the Fund that IDI retained $16,139 in front-end sales commissions from the sale of Class A shares and $586 Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

44        INVESCO OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

Note 3 - Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 — Prices are determined using quoted prices in an active market for identical assets.

Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of March 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Asset-Backed Securities	$—	$52,992,299	$—	$52,992,299
Mortgage-Backed Obligations	—	1,108,932,343	—	1,108,932,343
U.S. Government Obligations	—	303,268,785	—	303,268,785
Short-Term Note	—	16,999,281	—	16,999,281
Investment Company	143,829,653	—	—	143,829,653

Total Investments, at Value	143,829,653	1,482,192,708	—	1,626,022,361

45        INVESCO OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Other Financial Instruments:
Futures contracts	$2,255,425	$—	$—	$2,255,425

Total Assets	$146,085,078	$1,482,192,708	$—	$1,628,277,786

Liabilities Table
Other Financial Instruments:
Futures contracts	$(3,454,915)	$—	$—	$(3,454,915)

Total Liabilities	$(3,454,915)	$—	$—	$(3,454,915)

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

Note 4 - Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors. For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Instruments at Period-End

The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative liability transactions as of March 31, 2020:

	Asset Derivatives			Liability Derivatives
Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Value		Statement of Assets and Liabilities Location	Value
Interest rate contracts Futures contracts		$2,255,425	*	Futures contracts	$3,454,915	*

*Includes only the current day’s variation margin. Prior variation margin movements have been reflected in cash on the Statement of Assets and Liabilities upon receipt or payment.

46        INVESCO OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

Effect of Derivative Investments for the Six Months Ended March 31, 2020

The tables below summarize the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Amount of Realized Gain or (Loss) Recognized on Derivatives
Derivatives Not Accounted for as Hedging Instruments	Futures contracts
Interest rate contracts	$(4,681,406)

Amount of Change in Unrealized Gain or (Loss) Recognized on Derivatives
Derivatives Not Accounted for as Hedging Instruments	Futures contracts
Interest rate contracts	$(1,545,762)

The table below summarizes the six months ended average notional value of futures contracts during the period.

Futures contracts
Average notional amount	$347,333,470

Note 5 - Trustee and Officer Fees and Benefits

Certain Trustees have executed Deferred Compensation Agreement(s) pursuant to which they have the option to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustees under the plan(s), deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Invesco and/or Invesco Oppenheimer funds selected by the Trustees. The Fund purchases shares of the funds selected for deferral by the Trustees in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of Trustees’ fees under the plan(s) will not affect the net assets of the Fund and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the Deferred Compensation Agreement(s).

Note 6 - Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with Citibank, N.A., the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave

47        INVESCO OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

Note 7 - Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of September 30, 2019,as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$30,104,685	$22,362,828	$52,467,513

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further the realization of net unrealized gains or losses as of the date of any reorganization.

Note 8 - Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended March 31, 2020 was $13,076,084 and $66,750,096, respectively. During the same period, purchases and sales of U.S. Treasury obligations were $247,367,655 and $37,160,891, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$41,525,035
Aggregate unrealized (depreciation) of investments	(11,845,560)

Net unrealized appreciation of investments	$29,679,475

Cost of investments for tax purposes is $1,598,450,364.

48        INVESCO OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

Note 9 - Share Information

Transactions in shares of beneficial interest were as follows:

	Six Months Ended March 31, 2020[1]		Year Ended September 30, 2019
	Shares	Amount	Shares	Amount

Class A
Sold	35,778,435	$156,690,845	29,845,273	$129,977,029
Automatic Conversion Class C to Class A Shares	732,510	3,206,961	—	—
Dividends and/or distributions reinvested	1,382,093	6,038,224	2,175,523	9,448,563
Redeemed	(14,952,044)	(65,471,671)	(24,256,133)	(105,462,995)

Net increase (decrease)	22,940,994	$100,464,359	7,764,663	$33,962,597

Class C
Sold	4,293,026	$18,778,134	4,505,173	$19,489,955
Dividends and/or distributions reinvested	109,070	475,764	326,441	1,412,575
Automatic Conversion	(733,604)	(3,206,961)	—	—
Class C to Class A Shares Redeemed	(2,580,015)	(11,273,328)	(17,426,061)	(75,890,198)

Net increase (decrease)	1,088,477	$4,773,609	(12,594,447)	$(54,987,668)

Class R
Sold	1,048,715	$4,593,350	1,397,885	$6,059,031
Dividends and/or distributions reinvested	72,179	315,333	117,763	511,066
Redeemed	(1,194,449)	(5,227,330)	(1,487,448)	(6,457,489)

Net increase (decrease)	(73,555)	$(318,647)	28,200	$112,608

Class Y
Sold	42,337,458	$186,131,114	33,959,198	$147,612,536
Dividends and/or distributions reinvested	563,000	2,467,770	645,399	2,810,194
Redeemed	(17,564,932)	(77,156,820)	(23,594,320)	(102,573,487)

Net increase (decrease)	25,335,526	$111,442,064	11,010,277	$47,849,243

Class R5[2]
Sold	—	$—	2,294	$10,000
Dividends and/or distributions reinvested	—	—	—	—
Redeemed	—	—	—	—

Net increase (decrease)	—	$—	2,294	$10,000

49        INVESCO OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

	Six Months Ended March 31, 2020[1]		Year Ended September 30, 2019
	Shares	Amount	Shares	Amount
Class R6
Sold	3,043,412	$13,328,321	14,753,449	$63,933,475
Dividends and/or distributions reinvested	681,744	2,983,165	2,130,479	9,250,289
Redeemed	(38,540,672)	(168,879,124)	(34,615,789)	(150,184,722)

Net increase (decrease)	(34,815,516)	$(152,567,638)	(17,731,861)	$(77,000,958)

1. There are entities that are record owners of more than 5% of the outstanding shares of the Fund and own 19% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates, including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 14% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

2. Commencement date after the close of business on May 24, 2019.

Note 10 - Significant Event

The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which Invesco Oppenheimer Limited-Term Government Fund (the “Fund”) would transfer all of its assets and liabilities to Invesco Quality Income Fund (the “Acquiring Fund”).

The reorganization was consummated on May 15, 2020. Upon closing of the reorganization, shareholders of the Fund received a corresponding class of shares of the Acquiring Fund in exchange for their shares of the Fund and the Fund liquidated and ceased operations.

During the first quarter of 2020, the World Health Organization declared the Coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Funds’ ability to achieve their investment objectives. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The Coronavirus Aid, Relief, and Economic Security Act, commonly referred to as the “CARES Act,” was signed into law on March 27, 2020 by President Trump. The Act is a $2 trillion stimulus package to help individuals, businesses and hospitals in response to the economic distress caused by the COVID-19 crisis. The Adviser is assessing the components of the Act and the impacts to the Fund should be immaterial.

50        INVESCO OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

PORTFOLIO PROXY VOTING POLICIES AND GUIDELINES;

UPDATES TO SCHEDULE OF INVESTMENTS Unaudited

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

●	Fund reports and prospectuses
●	Quarterly statements
●	Daily confirmations
●	Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-PORT on the SEC website at sec.gov.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

51        INVESCO OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

INVESCO’S PRIVACY NOTICE

Invesco recognizes the importance of protecting your personal and financial information when you visit our website located at www.invesco.com (the “Website”). The following information is designed to help you understand the information collection practices at this Website. We will not sell, share or rent your personally identifiable information to others in contravention of this Privacy Policy. When we refer to ourselves as “we” or “Invesco” in this Privacy Policy, we mean our entire company including our affiliates, such as subsidiaries.

By visiting this Website, you are accepting the practices described in this Privacy Policy. If you do not agree to this policy, you may not use this Website. This Privacy Policy is subject to change without notice, from time to time in our sole discretion. You acknowledge that by accessing the Website after we have posted changes to this Privacy Policy, you are agreeing to this Privacy Policy as modified. Please review the Terms of Use1 to learn of other terms and conditions applicable to your use of the Website.

Please note that this Privacy Policy is not an exclusive statement of our privacy principles across all products and services. Other privacy principles or policies may apply depending on the products or services you obtain from Invesco, or the jurisdiction in which you transact with Invesco.

This Privacy Policy was last updated on May 6, 2018.

Information We Collect and Use

We collect personal information you choose to submit to the Website in order to process transactions requested by you and meet our contractual obligations. For example, you can choose to provide your name, contact information, social security number, or tax identification number in connection with accessing your account, or you can choose to provide your personal information when you fill out a secure account question form. Any information collected about you from the Website can, from time to time, be associated with other identifying information we have about you.

In addition, we may gather information about you automatically through your use of the Website, e.g. your IP address, how you navigate the Website, the organization from which you are accessing the Website, and the websites that you access before and after you visit the Website.

When you access the Website, we may also collect information such as unique device identifiers, your screen resolution and other device settings, information about your location, and analytical information about how you use the device from which you are viewing the Website. Where applicable, we may ask your permission before collecting certain information, such as precise geolocation information.

From time to time, we use or augment the personal information we have about you with information obtained from third parties. For example, we use third party information to confirm contact or financial information or to better understand your interests by associating demographic information from third parties with the information you have provided.

How We Use Personal Information

We use your personal information to respond to your inquiries and provide the products and services you request. We also use your information from time to time to deliver the content and services we believe

52        INVESCO OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

you will find the most relevant and to provide customer service and support.

We also use the information you provide to further develop and improve our products and services. We aggregate and/or de-identify data about visitors to the Website for various business purposes including product and service development and improvement activities.

How We Share Personal Information

We collaborate with other companies and individuals to perform services for us and on our behalf and we collaborate with our affiliates, other companies and individuals with respect to particular products or services (“Providers”). Examples of Providers include data analysis firms, customer service and support providers, email and SMS vendors, and web-hosting and development companies. Some Providers collect information for us or on our behalf on our Website. These Providers can be provided with access to personal information needed to perform their functions.

We reserve the right to disclose your personal information as required by law, when we believe disclosure is necessary to comply with a regulatory requirement, judicial proceeding, court order or legal process served on us, to protect the safety, rights or property of our customers, the public or Invesco or to enforce the Terms of Use.

If we sell or transfer a business unit (such as a subsidiary) or an asset (such as a website) to another company, we will share your personal information with such company. You will receive notice of such an event and the new entity will inform you of any changes to the practices in this Privacy Policy. If the new entity wishes to make additional use of your information, you have the right to decline such use at that time.

We occasionally disclose aggregate or de-identified data that is not personally identifiable with third parties.

Cookies and Other Tools

Invesco and its Providers collect information about you by using cookies, tracking pixels and other technologies. We use this information to better understand, customize and improve user experience with our websites, services and offerings as well as to manage our advertising. For example, we use web analytics services that use these technologies to gather information to help us understand how visitors engage with and navigate our Website, e.g., how and when pages in a site are visited and by how many visitors. We are also able to offer our visitors a more customized, relevant experience on our sites using these technologies by delivering content and functionality based on your preferences and interests.

Depending on their purpose, some cookies will only operate for the length of a single browsing session, while others have a longer life span to ensure that they fulfill their longer-term purposes. Your web browser can be set to allow you to control whether you will accept cookies or reject cookies, to notify you each time a cookie is sent to your browser, or to delete cookies that have already been set. If your browser is set to reject cookies, certain aspects of the Website that are cookie-enabled will not recognize you when you return to the website, and some Website functionality may be lost. The “Help” section of your browser may tell you how to prevent your browser from accepting cookies. To find out more about cookies, visit www.aboutcookies.org.

53        INVESCO OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

INVESCO’S PRIVACY NOTICE Continued

Security

No data transmission over the internet can be 100% secure, so Invesco cannot ensure or warrant the security of any information you submit to us on this Website. However, Invesco seeks to protect your personal information from unauthorized access or use when you transact business on our Website using technical, administrative and procedural measures. Invesco makes no representation as to the reasonableness, efficacy, or appropriateness of the measures we use to safeguard such information.

Users are responsible for maintaining the secrecy of their own passwords. If you have reason to believe that your interaction with us is no longer secure (for example, if you feel that the security of any account you might have with us has been compromised), please immediately notify us by contacting us as specified below.

Transfer of Data to Other Countries

Any information you provide to Invesco through use of the Website may be stored and processed, transferred between and accessed from the United States, Canada and other countries which do not guarantee the same level of protection of personal information as the one in which you reside. However, Invesco will handle your personal information in accordance with this Privacy Policy regardless of where your personal information is stored/accessed.

Children’s Privacy

We are committed to protecting the privacy of children. We do not knowingly collect personal information from children under the age of 18. If you are under the age of 18, do not provide us with any personal information.

Contact Us

Please contact us if you have any questions or concerns about your personal information or require assistance in managing your choices.

Invesco Ltd.

1555 Peachtree St. NE

Atlanta, GA 30309

By phone:

(404) 439-3236

By fax:

(404) 962-8288

By email:

Anne.Gerry@invesco.com

Please update your account information by logging in or contact us by email or telephone as specified above to update your account information whenever such information ceases to be complete or accurate.

You may also contact us to:

54        INVESCO OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

●	Request that we amend, rectify, delete or update the personal data we hold about you;

●	Where possible (e.g. in relation to marketing) amend or update your choices around processing;

●	Request a copy of personal data held by us.

Disclaimer

Where the Website contains links to third-party websites/content/services that are not owned or controlled by Invesco, Invesco is not responsible for how these properties operate or treat your personal information so we recommend that you read the privacy policies and terms associated with these third party properties carefully.

55        INVESCO OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

Explore High-Conviction Investing with Invesco

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎	Fund reports and prospectuses
∎	Quarterly statements
∎	Daily confirmations
∎	Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco Distributors, Inc.	O-LTG-SAR-1 05272020

Item 2.  Code of Ethics.

Not required for a semiannual report

Item 3.  Audit Committee Financial Expert.

Not applicable.

Item 4.  Principal Accountant Fees and Services.

During the reporting period, PricewaterhouseCoopers, LLC (“PwC”) advised the Audit Committee of the following matters for consideration under the SEC’s auditor independence rules. PwC advised the Audit Committee that four PwC Managers each held financial interests either directly or, in the case of one PwC Manager, indirectly through her spouse’s equivalent brokerage account, in investment companies within the Invesco Fund Complex that were inconsistent with the requirements of Rule 2-01(c)(1) of Regulation S-X. PwC noted, among other things, that during the time of its audit, the engagement team was not aware of the investments until after three PwC Managers ceased providing services, (or with respect to one PwC Manager was not aware until after the investment was confirmed as an SEC exception), the individuals were not in the chain of command of the audit or the audit partners of Invesco or the affiliates of the Registrant, the individuals did not provide any audit services to the Registrant or its affiliates and did not provide any consultation to the audit engagement team of the Funds (or with respect to one PwC Manager, the services were performed by an individual who did not have decision-making responsibility for matters that materially affected the audit and were reviewed by team members at least two levels higher than the PwC Manager), and the investments were not material to the net worth of each individual or their respective immediate family members which PwC considered in reaching its conclusion. PwC advised the Audit Committee that it believes its objectivity and impartiality had not been adversely affected by these matters as they related to the audit of the Registrant and that it can continue to serve as the independent public accounting firm for the Funds.

On May 24, 2019, certain investment advisor subsidiaries of Invesco Ltd. assumed management responsibility from Oppenheimer Funds, Inc. (“OFI”) for 83 open-end mutual funds and 20 exchange-traded funds (collectively, the “Oppenheimer Funds”). Assumption of management responsibility for the Oppenheimer Funds was accomplished through the reorganization of each Oppenheimer Fund into a new Invesco shell fund (collectively, the “New Invesco Funds”) that did not have pre-existing assets (together, the “Reorganizations”). The Reorganizations were part of the acquisition by Invesco Ltd. (together with its subsidiaries, “Invesco”) of the asset management business of OFI (including the Oppenheimer Funds) from Massachusetts Mutual Life Insurance Company (“MassMutual”), which was also consummated on May 24, 2019 (the “Acquisition”). Subsequent to the Acquisition, MassMutual became a significant shareholder of Invesco, and the Invesco Ltd. board of directors expanded by one director with the addition of a director selected by MassMutual.

Prior to the consummation of the Acquisition and the Reorganizations on May 24, 2019, PwC completed an independence assessment to evaluate the services and relationships with OFI and its affiliates, which became affiliates of Invesco upon the closing of the Acquisition. The assessment identified the following relationship and services that are inconsistent with the auditor independence rules under Rule 2-01 of Regulation S-X (“Rule 2-01”) if provided to an affiliate of an audit client. A retired PwC partner who receives a benefit from PwC that is not fully funded, served as a member of Audit Committee of the Boards of Trustees of certain Oppenheimer Funds prior to the Acquisition (the “Pre-Reorganization Relationship”). Additionally, PwC provided certain non-audit services including, expert legal services to one Oppenheimer Fund, custody of client assets in connection with payroll services, a non-audit service performed pursuant to a success-based fee, non-audit services in which PwC acted as an advocate on behalf of a MassMutual foreign affiliate and certain employee activities undertaken in connection with the provision of non-audit services for MassMutual and certain MassMutual foreign affiliates (collectively, the “Pre-Reorganization Services”).

PwC and the Audit Committees of the New Invesco Funds each considered the impact that the Pre-Reorganization Relationship and Services have on PwC’s independence with respect to the New Invesco Funds. On the basis of the nature of the relationship and services performed, and in particular the mitigating factors described below, PwC concluded that a reasonable investor, possessing knowledge of all the relevant facts and circumstances regarding the Pre-Reorganization Relationship and Services, would conclude that the Pre-Reorganization Relationship and Services do not impair PwC’s ability to exhibit the requisite objectivity and impartiality to report on the financial statements of the New Invesco Funds for the years ending May 31, 2019 – April 30, 2020 (“PwC’s Conclusion”).

The Audit Committees of the Boards of Trustees of the New Invesco Funds, based upon PwC’s Conclusion and the concurrence of Invesco, considered the relevant facts and circumstances including the mitigating factors described below and, after careful consideration, concluded that PwC is capable of exercising objective and impartial judgment in connection with its audits of the financial statements of the New Invesco Funds that the respective Boards of Trustees oversee.

Mitigating factors that PwC and the Audit Committees considered in reaching their respective conclusions included, among others, the following factors:

●	none of the Pre-Reorganization Relationship or Services created a mutuality of interest between PwC and the New Invesco Funds;
●	PwC will not act in a management or employee capacity for the New Invesco Funds or their affiliates during any portion of PwC’s professional engagement period;
●

other than the expert legal services, Pre-Reorganization Services that have been provided to OFI, MassMutual and their affiliates do not have any impact on the financial statements of the New Invesco Funds;

●

as it relates to the expert legal services, while the service provided by PwC related to litigation involving one Oppenheimer Fund, the impact of the litigation on the Oppenheimer Fund’s financial statements was based upon OFI’s decision, and OFI management represented that the PwC service was not considered a significant component of its decision;

●

while certain employees of OFI who were involved in the financial reporting process of the Oppenheimer Funds will be employed by Invesco subsequent to the Reorganizations, existing officers of other Invesco Funds will serve as Principal Executive Officer and Principal Financial Officer or equivalent roles for the New Invesco Funds, and are ultimately responsible for the accuracy of all financial statement assertions for the entirety of the financial reporting periods for the New Invesco Funds;

●

the Pre-Reorganization Services giving rise to the lack of independence were provided to, or entered into with, OFI, MassMutual and their affiliates at a time when PwC had no independence restriction with respect to these entities;

●	with the exception of the expert legal service provided to one Oppenheimer Fund, none of the Pre-Reorganization Services affected the operations or financial reporting of the New Invesco Funds;
●

the Pre-Reorganization Services provided by PwC to OFI, MassMutual and their affiliates were performed by persons who were not, and will not be, part of the audit engagement team for the New Invesco Funds; and

●	the fees associated with the Pre-Reorganization Services were not material to MassMutual, Invesco or PwC.

Item 5.  Audit Committee of Listed Registrants

Not applicable.

Item 6.  Schedule of Investments.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

None

Item 11.  Controls and Procedures.

(a)

As of May 20, 2020, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of May 20, 2020, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.  Exhibits.

13(a) (1)	Not applicable.

13(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002.

13(a) (3)	Not applicable.

13(a) (4)	Not applicable.

13(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    AIM Investment Securities Funds (Invesco Investment Securities Funds)

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	June 4, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	June 4, 2020

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	June 4, 2020